Related Party Transactions	12 Months Ended
Jan. 31, 2022
Related Party Transaction [Line Items]
Related Party Transactions

14.	Related Party Transactions
Product, subscription and support revenue from Related Parties
Certain investors and companies who the Company is affiliated with purchased software, subscription and support revenue during the periods presented. The Company recognized $1,744 and $1,860 of revenue from contracts with related parties for the years ending January 31, 2022, and January 31, 2021, respectively. The corresponding receivable was $3,233 and $2,541 as of January 31, 2022, and January 31, 2021, respectively. The Company also had an outstanding receivable from employees of $1,058 as of January 31, 2021, which was paid in full during the current year.

Subscription Notes Receivables
As of January 31, 2021, the Company held $835 of subscription notes receivable related to shares of common stock in Legacy IronNet that were issued to certain employees in exchange for promissory notes, which were determined to be recourse loans. During the years ended January 31, 2022 and January 31, 2021, the Company received repayments of balances due of $843 and $81, respectively. As of January 31, 2022, there are no remaining balances for subscription notes receivables. The subscription notes receivables’ accrued interest ranged from 1.40% to 2.70%, compounded annually. Interest earned on the subscription notes receivable for the years ended January 31, 2022 and January 31, 2021 was $8 and $16, respectively.